Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Geographic Locations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total	$ 184,971	$ 166,538
Fujian [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total	115,246	95,174
Beijing [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total	14,189	15,701
Sichuan [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total	9,986	7,683
Zhejiang [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total	7,646	8,011
Shandong [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total	7,410	6,295
Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total	$ 30,494	$ 33,674